Equity share capital and share premium - Treasury shares (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Amount
Balance at beginning of the year		₨ (3,189,569)		₨ (441,058)
Own shares acquired				11,219
Exercise of options		(8,340)		(11,969)
Balance at end of the year	$ 3,461	₨ 225,279		₨ (3,189,569)
Treasury shares
Number of shares
Balance at beginning of the year | shares	63,771	63,771
Issue of shares | shares				74,458
Exercise of option | shares	(35,871)	(35,871)		(10,687)
Balance at end of the year | shares	27,900	27,900		63,771
Amount
Balance at beginning of the year		₨ 54,371
Issue of shares				₨ 50,382
Own shares acquired				11,219
Exercise of options		(24,287)		(7,230)
Balance at end of the year		₨ 30,084		₨ 54,371
Shares issued and repurchased during the year | shares				17,893
Price per shares of shares issued and repurchased during the year | (per share)			$ 9.35	₨ 627.01